Discontinued Operations of Barnes & Noble Education, Inc - Additional Information (Detail) - B&N Education, LLC	Aug. 02, 2015 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off share distribution for each share of Barnes & Noble common stock held	0.632
Percentage of membership interest following completion of Spin-Off	100.00%
Date of business Spin-Off	Aug. 02, 2015
Spin-Off transaction, record date	Jul. 27, 2015